Consolidated Statements of Income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	CAD 12,611	CAD 12,134	CAD 10,575
Operating expenses
Labor and fringe benefits	2,406	2,319	2,182
Purchased services and material	1,729	1,598	1,351
Fuel	1,285	1,846	1,619
Depreciation and amortization	1,158	1,050	980
Equipment rents	373	329	275
Casualty and other	394	368	295
Total operating expenses	7,345	7,510	6,702
Operating income	5,266	4,624	3,873
Interest expense	(439)	(371)	(357)
Other income	47	107	73
Total income before income taxes	4,874	4,360	3,589
Income tax expense	(1,336)	(1,193)	(977)
Net income	CAD 3,538	CAD 3,167	CAD 2,612
Earnings per share
Basic (in dollars per share)	CAD 4.42	CAD 3.86	CAD 3.1
Diluted (in dollars per share)	CAD 4.39	CAD 3.85	CAD 3.09
Weighted-average number of shares
Basic (in shares)	800.7	819.9	843.1
Diluted (in shares)	805.1	823.5	846.1